Income Tax Expense - Schedule of Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Income Tax Expense
Net loss	$ (69,193)	$ (15,957)	$ (15,957)
Total income tax (recovery) expense
Loss excluding income tax	(69,193)		(15,957)
Income tax recovery using the Company's domestic tax rate	(18,682)		(4,308)
Non-deductible expenses and other	1,375		(2,175)
Change in tax rates
Deferred income tax assets not recognized	17,307		6,483
Deferred income tax (recovery) expense